Borrowings and financial liabilities - Accounting treatment convertible notes (Details) € in Thousands						1 Months Ended		12 Months Ended
	Nov. 19, 2021	Apr. 30, 2020	Dec. 27, 2019 EUR (€) item € / shares shares	Aug. 21, 2019 EUR (€) item € / shares shares	Jul. 10, 2015	Jun. 30, 2021 item	Apr. 30, 2020 EUR (€)	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 31, 2019 EUR (€) item € / shares shares	Dec. 31, 2020 EUR (€) item shares
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Conversion price per share | € / shares								€ 648
Warrant Term	7 years	5 years			4 years			6 years 10 months 17 days
Bonds converted to new shares						1,280	224,000	376
Number of shares issued upon conversion of bonds | shares								16,379,256
Conversion penalties | €									€ 301
Maturity
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Warrant Term	10 years
Tranche 1
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Number of outstanding convertible notes | item				300					58
Number of shares issuable upon conversion | shares				6,976,744					3,222,222
Conversion price per share | € / shares				€ 0.43					€ 0.18
Expected term				3 months					1 month
Value of the derivative instrument (in thousands of ) | €				€ 4,122					€ 753
Tranche 1 | Volatility
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Input to valuation				83.16					101.29
Tranche 1 | Risk-free rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Input to valuation				(0.78)					(0.68)
Tranche 2
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Number of outstanding convertible notes | item			150						150	99
Number of shares issuable upon conversion | shares			7,500,000						7,500,000	7,000,000
Conversion price per share | € / shares			€ 0.20						€ 0.20
Expected term			3 months						3 months
Value of the derivative instrument (in thousands of ) | €			€ 2,262						€ 2,156	€ 7,358
Tranche 2 | Volatility
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Input to valuation			119.15						119.15
Tranche 2 | Risk-free rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Input to valuation			(0.78)						(0.78)